The Security Benefit Group of Companies®

May 6, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:	SBL Variable Annuity Account VIII (Variflex LS) File Nos.: 33-85592 and 811-8836

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of the Securities Act of 1933, please accept this letter as certification that the Variflex LS Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 13 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 32 to the Registration Statement filed under Investment Company Act of 1940. These Post-Effective Amendments were filed electronically April 28, 2005.

Please contact me at (785) 438-3226 if you have any questions concerning this filing.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place • Topeka, Kansas 66636-0001 • (785) 438-3000 • www.securitybenefit.com